INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Disclosure of income tax [Abstract]
Loss before income taxes	$ 4,519	$ 4,576
Income tax recovery at statutory rates	(1,220)	(1,235)
Difference of foreign tax rates	0	(3)
Non-deductible expenses and non-taxable portion of capital gains	746	733
Changes in unrecognized deferred tax assets and other	492	536
Income tax expense	18	31
Income tax expense consists of:
Current income taxes	0	0
Deferred income taxes	18	31
Income tax expense	$ 18	$ 31